Financial Instruments Risks - Progress of LtSCD ratios (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	58.10%	62.50%
Bottom of range [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	52.70%	62.50%
Weighted average [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	57.70%	66.60%
Top of range [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	61.80%	70.00%